Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2021	$162,064	$6,783	$3,306	$172,153
Additions (note 5)	—	114	(1)	113
Sold - discontinued operations (note 6)	(15,006)	(1,403)	(2,963)	(19,372)
Disposals	(1,300)	(61)	(33)	(1,394)
Effect of foreign exchange differences	1	(2)	(19)	(20)
Balance at December 31, 2021	$145,759	$5,431	$290	$151,480
Additions	—	—	6	6
Disposals	—	—	(31)	(31)
Sold - discontinued operations (note 6)	—	—	—	—
Effect of foreign exchange differences	—	46	—	46
Balance at December 31, 2022	$145,759	$5,477	$265	$151,501

Accumulated amortization
Balance at January 1, 2021	$150,592	$4,365	$1,704	$156,661
Amortization expense	316	1,248	399	1,963
Disposals	(1,298)	(51)	(34)	(1,383)
Impairments (notes 6, 23)	1,389	341	—	1,730
Sold - discontinued operations (note 6)	(8,698)	(533)	(1,772)	(11,003)
Effect of foreign exchange differences	16	(13)	(7)	(4)
Balance at December 31, 2021	$142,317	$5,357	$290	$147,964
Amortization expense	245	41	1	287
Disposals	—	—	(31)	(31)
Effect of foreign exchange differences	—	41		41
Balance at December 31, 2022	$142,562	$5,439	$260	$148,261

Carrying amounts
At December 31, 2022	$3,197	$38	$5	$3,240
At December 31, 2021	3,442	74	—	3,516

Impairment losses of $nil, $341 and $1,087 were recorded on certain licenses and patents pertaining to continuing operations (note 6) during the years ended December 31, 2022, 2021 and 2020, respectively, while impairment losses of $nil, $1,389 and $480 were recorded on intangible assets pertaining to discontinued operations during the years ended December 31, 2022, 2021 and 2020, respectively.

The amortization expense for the year ended December 31, 2020 was $1,090.